Material accounting policies: (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of plant and equipment estimated useful lives
Computer equipment	55% declining balance

Furniture and equipment	20% declining balance

IPP facility	20-25 years, straight-line

BESS project	21 years, straight-line